DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nature Of Business And Basis Of Presentation Details Narrative
Incurred net losses	$ 4,150,362	$ 2,577,263